Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended				1 Months Ended
	Dec. 31, 2012 CYPRUS If the proposed increased corporate income tax rate of 12.5%	Feb. 28, 2013 Subsequent Event	Mar. 31, 2013 Subsequent Event CYPRUS Before Rate Change	Mar. 31, 2013 Subsequent Event CYPRUS After Rate Change	Jan. 28, 2013 Subsequent Event AVG Netherlands B.V.	Mar. 31, 2013 Subsequent Event Zbang It Ltd
Subsequent Event [Line Items]
Asset purchase agreement					$ 3.2	$ 1.4
Percentage of interest to be acquired in Scene, LLC		15.00%
Investment carrying value, under call option		9.75
Call option expiration date		May 30, 2013
Amount of loan repayment collected						1.2
Corporate income tax			10.00%	12.50%
Current tax payable that would have been increased if the proposed corporate income tax rate increase	$ 0.7